Condensed Consolidated Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2012	$ 26,919	$ 76,455,045	$ (79,611,493)	$ (2,388,343)
Balance, Shares (in Shares) at Dec. 31, 2012	26,924,643
Stock-based compensation		110,200		110,200
Net loss			(2,830,047)	(2,830,047)
Balance at Dec. 31, 2013	$ 116,339	78,717,997	(83,390,026)	(4,409,466)
Balance, Shares (in Shares) at Dec. 31, 2013	116,339,293
Issuance of common stock pursuant to equity purchase agreement	$ 44,080	882,510		926,590
Issuance of common stock pursuant to equity purchase agreement (in Shares)	44,079,800
Issuance of common stock upon conversion of notes payable	$ 50,439	957,880		1,008,319
Issuance of common stock upon conversion of notes payable (in Shares)	50,439,751
Stock-based compensation		224,011		224,011
Net loss			(1,852,301)	(1,852,301)
Balance at Dec. 31, 2014	$ 279,475	82,026,952	(85,261,254)	(2,954,827)	[1]
Balance, Shares (in Shares) at Dec. 31, 2014	279,475,332
Issuance of common stock pursuant to equity purchase agreement	$ 140,608	1,169,122		1,309,730
Issuance of common stock pursuant to equity purchase agreement (in Shares)	140,608,178
Beneficial conversion feature on issuance of convertible note		500,000		500,000
Issuance of common stock upon conversion of notes payable	$ 54,566	523,828		578,394
Issuance of common stock upon conversion of notes payable (in Shares)	54,565,577
Stock-based compensation		147,048		147,048
Net loss			(2,072,548)	(2,072,548)
Balance at Sep. 30, 2015	$ 474,649	$ 84,366,950	$ (87,333,802)	$ (2,492,203)
Balance, Shares (in Shares) at Sep. 30, 2015	474,649,087

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited consolidated financial statements as of that date.